Memorandum accounts - Contingent commitments by stages (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Contingent commitments
Contingent Commitments	$ 249,138	$ 216,574
Available lines of credit cards and non-revolving consumer loans
Contingent commitments
Contingent Commitments	157,033	136,405
Guarantees, documentary credits and loan commitments of commercial and public-sector loans
Contingent commitments
Contingent Commitments	91,993	79,950
Guarantees, documentary credits and loan commitments of commercial loans (SME)
Contingent commitments
Contingent Commitments	112	$ 219
Stage 1
Contingent commitments
Contingent Commitments	245,909
Stage 1 | Available lines of credit cards and non-revolving consumer loans
Contingent commitments
Contingent Commitments	154,901
Stage 1 | Guarantees, documentary credits and loan commitments of commercial and public-sector loans
Contingent commitments
Contingent Commitments	90,915
Stage 1 | Guarantees, documentary credits and loan commitments of commercial loans (SME)
Contingent commitments
Contingent Commitments	93
Stage 2
Contingent commitments
Contingent Commitments	2,826
Stage 2 | Available lines of credit cards and non-revolving consumer loans
Contingent commitments
Contingent Commitments	2,000
Stage 2 | Guarantees, documentary credits and loan commitments of commercial and public-sector loans
Contingent commitments
Contingent Commitments	815
Stage 2 | Guarantees, documentary credits and loan commitments of commercial loans (SME)
Contingent commitments
Contingent Commitments	11
Stage 3
Contingent commitments
Contingent Commitments	403
Stage 3 | Available lines of credit cards and non-revolving consumer loans
Contingent commitments
Contingent Commitments	132
Stage 3 | Guarantees, documentary credits and loan commitments of commercial and public-sector loans
Contingent commitments
Contingent Commitments	263
Stage 3 | Guarantees, documentary credits and loan commitments of commercial loans (SME)
Contingent commitments
Contingent Commitments	$ 8